Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

10.  Employee Benefit Plans

ATK provides defined benefit pension plans and defined contribution plans for the majority of its employees. ATK has tax qualified defined benefit plans, a supplemental (nonqualified) defined benefit pension plan, a defined contribution plan, and a supplemental (non-qualified) defined contribution plan. A qualified plan meets the requirements of certain sections of the Internal Revenue Code and, generally, contributions to qualified plans are tax deductible. A qualified plan typically provides benefits to a broad group of employees and may not discriminate in favor of highly compensated employees in coverage, benefits or contributions. In addition, ATK provides medical and life insurance benefits to certain retirees and their eligible dependents through its postretirement plans.

Defined Benefit Plans

ATK is required to reflect the funded status of the pension and other postretirement (“PRB”) plans on the consolidated balance sheet. The funded status of the plans is measured as the difference between the plan assets at fair value and the projected benefit obligation. ATK has recognized the aggregate of all underfunded plans within the accrued pension liability and postretirement and postemployment benefits liabilities. The portion of the amount by which the actuarial present value of benefits included in the projected benefit obligation exceeds the fair value of plan assets, payable in the next 12 months, is reflected in other accrued liabilities.

Previously unrecognized differences between actual amounts and estimates based on actuarial assumptions are included in accumulated other comprehensive loss in our consolidated balance sheet and the difference between actual amounts and estimates based on actuarial assumptions has been recognized in other comprehensive income in the period in which they occur.

ATK’s measurement date for remeasuring its plan assets and benefit obligations is March 31.

Pension Plans.  ATK has qualified noncontributory defined benefit pension plans that cover substantially all employees hired prior to January 1, 2007.  Eligible non-union employees hired on or after January 1, 2007 and certain union employees are not covered by a defined benefit plan but substantially all do receive an employer contribution through a defined contribution plan, discussed below. The defined benefit plans provide either pension benefits based on employee annual pay levels and years of credited service or stated amounts for each year of credited service. ATK funds the plans in accordance with federal requirements calculated using appropriate actuarial methods.  Depending on the plan they are covered by, employees generally vest after three or five years.

ATK also sponsors a nonqualified supplemental executive retirement plan which provides certain executives and highly compensated employees the opportunity to receive pension benefits in excess of those payable through tax qualified pension plans.  The benefit obligation of these plans is included in the pension information below.

Other Postretirement Benefit Plans.  Generally, employees who terminated employment from ATK on or before January 1, 2004 and were at least age 50 or 55 with at least five or ten years of service, depending on the provisions of the pension plan they are eligible for, are entitled to a pre- and/or post-65 healthcare company subsidy and retiree life insurance coverage. Employees who terminated employment after January 1, 2004, but before January 1, 2006, are eligible only for a pre-65 company subsidy.  The portion of the healthcare premium cost borne by ATK for such benefits is based on the pension plan they are eligible for, years of service, and age at termination.

The following table shows changes in the benefit obligation, plan assets, and funded status of ATK’s qualified and non-qualified pension plans and other PRB plans.  Benefit obligation balances presented below reflect the projected benefit obligation (“PBO”) for our pension plans and accumulated PRB obligations (“APBO”) or our other PRB plans.

	Pension Benefits Years Ended March 31		Other Postretirement Benefits Years Ended March 31
Obligations and Funded Status	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$2,740,278	$2,628,273	164,108	$178,541
Service cost	64,710	69,904	76	199
Interest cost	149,284	150,868	7,814	8,820
Plan Amendments	—	109	—	(3,974)
Actuarial loss (gain)	245,115	50,865	(4,948)	(2,232)
Benefits paid	(158,963)	(159,741)	(12,495)	(17,246)
Benefit obligation at end of year	$3,040,424	$2,740,278	$154,555	$164,108
Change in plan assets
Fair value of plan assets at beginning of year	$2,063,906	$2,000,854	$53,551	$52,130
Actual return on plan assets	168,015	210,372	4,221	5,618
Retiree contributions	—	—	6,976	7,380
Employer contributions	81,500	12,421	10,807	13,050
Benefits paid	(158,963)	(159,741)	(19,471)	(24,627)
Fair value of plan assets at end of year	$2,154,458	$2,063,906	$56,084	$53,551
Funded status	$(885,966)	$(676,372)	$(98,471)	$(110,557)

	Pension Benefits Years Ended March 31		Other Postretirement Benefits Years Ended March 31
Amounts Recognized in the Balance Sheet	2012	2011	2012	2011
Other accrued liabilities	$(7,147)	$(5,016)	$(4,939)	$(5,477)
Postretirement and postemployment benefits liabilities	—	—	(93,532)	(105,080)
Accrued pension liability	(878,819)	(671,356)	—	—
Net amount recognized	$(885,966)	$(676,372)	$(98,471)	$(110,557)

Accumulated other comprehensive loss (income) related to:
Unrecognized net actuarial losses	$1,504,022	$1,347,265	$36,200	$44,829
Unrecognized prior service benefit	(1,208)	(1,589)	(42,792)	(51,174)
Accumulated other comprehensive loss (income)	$1,502,814	$1,345,676	$(6,592)	$(6,345)

The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2013 is as follows:

	Pension	Other Postretirement Benefits
Recognized net actuarial losses	$124,796	$2,654
Amortization of prior service benefits	(391)	(8,381)
Total	$124,405	$(5,727)

The accumulated benefit obligation for all defined benefit pension plans was $2,755,331 as of March 31, 2012 and $2,445,747 as of March 31, 2011.

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets

	March 31
	2012	2011
Projected benefit obligation	$3,040,424	$2,740,278
Accumulated benefit obligation	2,755,331	2,445,747
Fair value of plan assets	2,154,458	2,063,907

The components of net periodic benefit cost are as follows:

	Pension Benefits Years Ended March 31			Other Postretirement Benefits Years Ended March 31
	2012	2011	2010	2012	2011	2010
Service cost	$64,710	$69,904	$54,603	$76	$199	$205
Interest cost	149,284	150,868	156,898	7,814	8,820	11,559
Expected return on plan assets	(175,590)	(176,692)	(171,054)	(3,512)	(3,383)	(2,672)
Amortization of unrecognized net loss	95,934	85,448	25,750	2,972	3,083	2,092
Amortization of unrecognized prior service cost	(381)	(389)	(389)	(8,381)	(8,548)	(8,630)
Net periodic benefit cost before special termination benefits cost / curtailment	133,957	129,139	65,808	(1,031)	171	2,554
Special termination benefits cost / curtailment	—	—	6,287	—	(448)	—
Net periodic benefit cost	$133,957	$129,139	$72,095	$(1,031)	$(277)	$2,554

During fiscal 2011 ATK recorded a curtailment gain of $448 to recognize the impact on PRB plans associated with the elimination of future medical and life insurance benefits under a negotiated union contract.

During fiscal 2010 ATK recorded a settlement expense of $6,287 to recognize the impact of lump sum benefit payments made in the non-qualified supplemental executive retirement plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) reduced ATK’s APBO measured as of December 31, 2005. One of ATK’s other PRB plans is actuarially equivalent to Medicare, but ATK does not believe that the subsidies it will receive under the Act will be significant.  Because ATK believes that participation levels in its other PRB plans will decline, the impact to ATK’s results of operations in any period has not been and is not expected to be significant.

Assumptions

Weighted-Average Assumptions Used to Determine Benefit Obligations as of March 31

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	4.90%	5.60%	5.90%	4.40%	5.00%	5.35%
Rate of compensation increase:
Union	3.26%	3.79%	3.84%
Salaried	3.55%	4.02%	4.05%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended March 31

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	5.60%	5.90%	8.15%	5.00%	5.35%	7.90%
Expected long-term rate of return on plan assets	8.00%	8.00%	8.00%	6.00%/ 7.00%	6.00%/ 7.00%	6.00%/ 8.00%
Rate of compensation increase:
Union	3.79%	3.84%	3.82%
Salaried	4.02%	4.05%	4.09%

In developing the expected long-term rate of return assumption, ATK considers input from its actuaries and other advisors, annualized returns of various major indices over a long-term time horizon, and ATK’s own historical 5-year and 10-year compounded investment returns. The expected long-term rate of return of 8.0% used in fiscal 2012 for the plans was based on an asset allocation range of 30-50% in equity investments, 30-40% in fixed income investments, 5-15% in real estate/real asset investments, 5-27% collectively in hedge fund and private equity investments, and 0-6% in cash investments.  The actual return in any fiscal year will likely differ from ATK’s assumption, but ATK estimates its return based on long-term projections and historical results.  Therefore, any variance in a given year does not necessarily indicate that the assumption should be changed.

In developing the expected long-term rate of return assumption for other PRB plans, ATK considers input from actuaries, historical returns, and annualized returns of various major indices over long periods.  The expected long-term rates of returns are based on the weighted average asset allocation between the assets held within the 401(h) and those held in fixed income investments.

Assumed Health Care Cost Trend Rates used to Measure Expected Cost of Benefits

	2013	2012
Weighted average health care cost trend rate	7.70%	7.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.10%
Fiscal year that the rate reaches the ultimate trend rate	2022	2019

Since fiscal 2006, health care cost trend rates have been set specifically for each benefit plan and design. Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point increase or decrease in the assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost	$397	$(348)
Effect on postretirement benefit obligation	9,031	(7,917)

Plan Assets

Pension. ATK’s pension plan weighted-average asset allocations at March 31, 2012 and 2011, and the target allocations for fiscal 2013, by asset category are as follows:

	Target Range	Actual as of March 31
Asset Category	2013	2012	2011
Domestic equity	20-30%	25.8%	26.6%
International equity	10-20%	14.7%	16.7%
Fixed income	30-40%	37.6%	34.6%
Real assets	5-15%	7.2%	6.2%
Hedge funds/private equity	5-27%	12.9%	14.0%
Other investments/cash	0-6%	1.8%	1.9%
Total	100%	100%	100%

ATK has a committee which, assisted by outside consultants, evaluates the objectives and investment policies concerning its long-term investment goals and asset allocation strategies.  Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. The investment goals are (1) to meet or exceed the assumed actuarial rate of return over the long term within reasonable and prudent levels of risk, and (2) to preserve the real purchasing power of assets to meet future obligations. The nature and duration of benefit obligations, along with assumptions concerning asset class returns and return correlations, are considered when determining an appropriate asset allocation to achieve the investment objectives.  Pension plan assets for ATK’s qualified pension plans are held in a trust for the benefit of the plan participants and are invested in a diversified portfolio of equity investments, fixed income investments, real asset investments (real estate, timber, energy), hedge funds, private equity, and cash.   Risk targets are established and monitored against acceptable ranges. All investment policies and procedures are designed to ensure that the plans’ investments are in compliance with the Employee Retirement Income Security Act. Guidelines are established defining permitted investments within each asset class.

During fiscal 2012, ATK continued to implement the investment strategy recommended by the asset-liability study conducted during fiscal 2010. The results emphasized the importance of managing the volatility of pension assets relative to pension liabilities while still achieving a competitive investment return, achieving diversification between and within various asset classes, and managing other risks. In order to reduce the volatility between the value of pension assets and liabilities, ATK has continued to increase the allocation to, and duration of, fixed income investments. ATK regularly reviews its actual asset allocation and periodically rebalances its investments to the targeted allocation when considered appropriate. Target allocation ranges are guidelines, not limitations, and occasionally due to market conditions and other factors actual asset allocation may vary above or below a target.

The implementation of the investment strategy discussed above is executed through a variety of investment structures such as: direct share or bond ownership, common/collective trusts, or registered investment companies.  Valuation methodologies differ for each of these structures.  The valuation methodologies used for these investments structures are as follows:

U.S. Government Securities, Corporate Debt, Common and Preferred Stock, Other Investments, and Registered Investment Companies: Investments are valued at the closing price reported on the active market on which the individual securities are traded.

Common/Collective Trusts: Investments in a collective investment vehicle are valued by multiplying the investee company’s net asset value per share with the number of units or shares owned at the valuation date as determined by the investee company.  Net asset value per share is determined by the investee company’s custodian or fund administrator by deducting from the value of the assets of the investee company all of its liabilities and the resulting number is divided by the outstanding number of shares or units. Investments held by the CCT, including collateral invested for securities on loan, are valued on the basis of valuations furnished by a pricing service approved by the CCT’s investment manager, which determines valuations using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders, or at fair value as determined in good faith by the CCT’s investment manager.

Partnership/Joint Venture Interests: Given the inherent illiquidity of many partnership/joint venture investments, these investments are generally valued based on unobservable inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use pricing the asset.  While the valuation methodologies may differ among each entity, methods for valuing these assets may include, but are not limited to, 1) discounted cash flow analysis, 2) net asset values, and 3) comparable trading data for similar investments.

Funds in Insurance Company Accounts:  These investments are valued at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while ATK believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Fair Value — The following table presents the pension plan investments using the fair value hierarchy discussed in Note 2 as of March 31, 2012:

	Quoted Prices in Active Markets for Identical Assets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest-bearing cash	$—	$5,273	$—	$5,273
U.S. Government securities	287,400	—	—	287,400
Corporate debt	—	272,420	—	272,420
Common stock	462,177	—	—	462,177
Partnership/joint venture interest	—	—	526,762	526,762
Other investments	—	815	—	815
Common/collective trusts	—	505,551	—	505,551
Registered investment companies	48,034	—	—	48,034
Value of funds in insurance company accounts		44,748	1,278	46,026
Total	$797,611	$828,807	$528,040	$2,154,458

The following table presents the pension plan investments using the fair value hierarchy discussed in Note 2 as of March 31, 2011:

	Quoted Prices in Active Markets for Identical Assets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest-bearing cash	$—	$7,193	$—	$7,193
U.S. Government securities	260,870	—	—	260,870
Corporate debt	—	316,155	—	316,155
Common stock	439,096	—	—	439,096
Partnership/joint venture interest	—	—	468,796	468,796
Other investments	—	—	—	—
Common/collective trusts	—	477,191	—	477,191
Registered investment companies	49,207	—	—	49,207
Value of funds in insurance company accounts		44,033	1,366	45,399
Total	$749,173	$844,572	$470,162	$2,063,907

The following table presents a reconciliation of Level 3 assets held during the year ended March 31, 2012:

	Common/Collective Trusts	Insurance Contracts	Partnerships/ Joint Ventures
Balance at April 1, 2011	—	$1,366	$468,796
Realized (losses) gains	—	(1)	5,145
Net unrealized (losses) gains	—	(5)	9,411
Net purchases, issuances, and settlements	—	(82)	43,410
Net transfers into (out of) Level 3	—	—	—
Balance at March 31, 2012	$—	$1,278	$526,762

The following table presents a reconciliation of Level 3 assets held during the year ended March 31, 2011:

	Common/Collective Trusts	Insurance Contracts	Partnerships/ Joint Ventures
Balance at April 1, 2010	$2,827	$1,450	$436,480
Realized gains	97	4	14,861
Net unrealized (losses) gains	(25)	8	36,339
Net purchases, issuances, and settlements	(1,642)	(96)	(22,353)
Net transfers (out of) into Level 3	(1,257)	—	3,469
Balance at March 31, 2011	$—	$1,366	$468,796

There was no direct ownership of ATK common stock included in plan assets as of any of the periods presented.

Other Postretirement Benefits. ATK’s other PRB obligations were 36.3% and 33% pre-funded as of March 31, 2012 and 2011, respectively.

Portions of the assets are held in a 401(h) account held within the pension master trust and are invested in the same manner as the pension assets.   Approximately 38% and 37% of the assets were held in the 401(h) account as of March 31, 2012 and 2011, respectively.  The remaining assets are in fixed income investments. ATK’s investment objective for the other PRB plan assets is the preservation and safety of capital.

Contributions

During fiscal 2012, ATK contributed $74,600 directly to the pension trust and $6,900 directly to retirees under its supplemental (nonqualified) executive retirement plan.  ATK also contributed $10,807 to its other PRB plans.  ATK made a qualified pension plan trust contribution of $140,000 in April 2012 (fiscal 2013) and is required to make additional contributions of $15,000 to meet its legally required minimum contributions for fiscal 2013. ATK also expects to distribute approximately $7,147 directly to retirees under its supplemental executive retirement plans, and contribute approximately $12,966 to its other postretirement benefit plans in fiscal 2013.

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, are expected to be paid in the years ending March 31.  The pension benefits will be paid primarily out of the pension trust. The postretirement benefit payments are shown net of the expected subsidy for the Medicare prescription drug benefit under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 which are not material to be presented separately.

	Pension Benefits	Other Postretirement Benefits
2013	$178,072	$14,134
2014	168,892	13,836
2015	175,434	13,445
2016	180,422	13,076
2017	188,159	12,822
2018 through 2022	1,062,494	57,694

Termination

In the event ATK terminates any of the plans under conditions in which the plan’s assets exceed that plan’s obligations, U.S. Government regulations require that a fair allocation of any of the plan’s assets based on plan contributions that were reimbursed under U.S. Government contracts will be returned to the U.S. Government.

Defined Contribution Plan

ATK also sponsors a defined contribution plan. Participation in this plan is available to substantially all U.S. employees. The defined contribution plan is a 401(k) plan, with an employee stock ownership (“ESOP”) feature; to which employees may contribute up to 50% of their pay (highly compensated employees are subject to limitations).  Employee contributions are invested, at the employees’ direction, among a variety of investment alternatives including an ATK common stock fund.  Participants may transfer amounts into and out of the investment alternatives at any time. Any dividends declared on ATK common stock can be either reinvested within the ATK common stock fund or provided as a cash payment.  Effective January 1, 2004, the ATK matching contribution and non-elective contribution to this plan depends on a participant’s years of service, pension plan participation, and certain other factors. Participants receive:

•                  a matching contribution of 100% of the first 3% of the participant’s contributed pay plus 50% of the next 2% of the participant’s contributed pay, or

•                  a matching contribution of 50% of the first 6% of the participant’s contributed pay or,

•                  a matching contribution of 100% of the first 3% of the participant’s contributed pay plus 50% of the next 3% of the participant’s contributed pay (subject to one year vesting) and a non-elective contribution based on recognized compensation, age and service (subject to three year vesting), or

•                  an automatic enrollment of a 6% pre-tax contribution rate (of which the participant can either change or opt out) along with a matching contribution of 100% of the first 3% of the participant’s contributed pay plus 50% of the next 3% of the participant’s contributed pay (subject to one year vesting) and a non-elective contribution based on recognized compensation, age and service (subject to three year vesting), or

•                  a non-elective contribution based on the recognized compensation, age, and service (subject to three year vesting), or

•                  no matching contribution.

ATK’s contributions to the plan were $35,993 in fiscal 2012, $36,479 in fiscal 2011, and $36,009 in fiscal 2010.

As of March 31, 2012, ATK had approximately 14,500 U.S. employees, eligible under the plan. Approximately 10% of these employees were covered by collective bargaining agreements. The majority of represented employees work at three locations.  Two of the major collective bargaining agreements have terms that expire in calendar 2012.  One contract will be renegotiated, the other contract will expire and be renegotiated by the successor company that will operate the Radford facility following the expiration of ATK’s contract to operate that facility, and three other contracts expire in calendar 2013.